Basis of Presentation and General Information (Details) $ in Thousands			6 Months Ended			7 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Jan. 14, 2019 USD ($) shares	Jan. 07, 2019	Jul. 06, 2018 USD ($) shares	Jun. 28, 2018 shares	Jun. 20, 2016	Aug. 03, 2018 USD ($) shares	Aug. 27, 2018 USD ($) shares	Oct. 10, 2018 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 17, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Date of Incorporation									Dec. 13, 2006
Number of vessels owned									107
Cash portion of the consideration									$ 328,634		$ 143,684	$ 396,154
Reverse stock split
Property, Plant and Equipment [Line Items]
Reverse stock split, Conversion ratio					5
OCC vessels
Property, Plant and Equipment [Line Items]
Number of vessels acquired				3
Number of shares issued as part of the final consideration | shares				3,304,735
Songa Vessels
Property, Plant and Equipment [Line Items]
Number of vessels acquired			15
Number of shares issued as part of the final consideration | shares			13,725,000
Augustea Vessels
Property, Plant and Equipment [Line Items]
Number of vessels acquired						16
Number of shares issued as part of the final consideration | shares						10,277,335
Debt assumed						$ 308,279
Star Bright
Property, Plant and Equipment [Line Items]
DWT									55,783
Delivery date									October 10, 2018
Combined carrying capacity
Property, Plant and Equipment [Line Items]
DWT									11,700,000
Financed by China Merchants Bank Leasing | Songa Vessels
Property, Plant and Equipment [Line Items]
Description of Capital leases, Term of contract									Bareboat charter for five years
Capital lease obligation recognised			$ 180,000
Cash portion of the consideration			$ 145,000
Step 1 Vessels
Property, Plant and Equipment [Line Items]
Number of shares issued as part of the final consideration | shares							1,340,000
Number of operating vessels acquired							3
Cash portion of the consideration							$ 41,700
Step 1 Vessels | Star Bright
Property, Plant and Equipment [Line Items]
Number of shares issued as part of the final consideration | shares								291,300
Cash portion of the consideration								$ 9,167
Delivery date									Oct. 10, 2018
Step 2 Vessels
Property, Plant and Equipment [Line Items]
Dercription of terms of call and put options									The aggregate exercise price of the Call and Put Options is payable at the Company's option in either 2/3 cash and 1/3 common shares or 100% cash.
Call option | Step 2 Vessels
Property, Plant and Equipment [Line Items]
Exercise date							Apr. 01, 2019
Number of instruments held							4
Call option | Step 2 Vessels | Per vessel
Property, Plant and Equipment [Line Items]
Exercise price							$ 28,850
Put option | E.R. Capital Holding GmbH & Cie. KG | Step 2 Vessels
Property, Plant and Equipment [Line Items]
Number of instruments held							4
Put option | E.R. Capital Holding GmbH & Cie. KG | Step 2 Vessels | Per vessel
Property, Plant and Equipment [Line Items]
Exercise price							$ 26,350
ABN $115,000 Facility
Property, Plant and Equipment [Line Items]
Maximum borrowing capacity									$ 115,000
ABN $115,000 Facility | Step 1 Vessels
Property, Plant and Equipment [Line Items]
Maximum borrowing capacity										$ 115,000
Loan agreement term										5 years
Subsequent Event | Star Marianne
Property, Plant and Equipment [Line Items]
Delivery date		January 7, 2019
Subsequent Event | Star Janni
Property, Plant and Equipment [Line Items]
Delivery date	January 14, 2019
Subsequent Event | Step 1 Vessels | Star Marianne and Star Janni
Property, Plant and Equipment [Line Items]
Number of shares issued as part of the final consideration | shares	999,336
Cash portion of the consideration	$ 32,500
Minimum
Property, Plant and Equipment [Line Items]
DWT									52,055
Minimum | Put option | E.R. Capital Holding GmbH & Cie. KG | Step 2 Vessels
Property, Plant and Equipment [Line Items]
Exercise date							Apr. 02, 2019
Maximum
Property, Plant and Equipment [Line Items]
DWT									209,537
Maximum | Put option | E.R. Capital Holding GmbH & Cie. KG | Step 2 Vessels
Property, Plant and Equipment [Line Items]
Exercise date							Apr. 04, 2019